Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Consolidated Statements of Financial Position	Presentation in consolidated statements of financial position:
	December 31,
	2024	2023
Deferred tax assets	$33,850	$46,856
Deferred tax liabilities	(42,894)	(59,206)
	$(9,044)	$(12,350)

Schedule of Composition	Composition:
	December 31,
	2024	2023
Net operating losses carried forward	$7,494	$13,744
Intangible assets, fixed asset and right-of-use assets	(33,526)	(36,021)
Lease liabilities	1,309	767
Differences in measurement basis (cash basis for tax purposes)	1,228	377
Other	14,451	8,783
	$(9,044)	$(12,350)

Schedule of Pre-Tax Income	Pre-tax income:
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$157,336	$126,360	$181,953
Foreign	91,042	84,674	47,757

Total	$248,378	$211,034	$256,710

Schedule of income tax (tax benefit)	Income tax (tax benefit) consists of the following:
	Year ended December 31,
	2024	2023	2022

Current taxes	$68,343	$54,743	$75,407
Deferred taxes	(11,678)	(8,668)	(20,172)

Total	$56,665	$46,075	$55,235

Schedule of Consolidated Statements of Profit or Loss

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Group’s consolidated statements of profit or loss:

	Year ended December 31,
	2024	2023	2022

Income before income taxes, as per the statement of operations	$248,378	$211,034	$256,710

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	57,127	48,538	59,043

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,739	3,705	720
Effect of different tax rates	(1,781)	(874)	(1,273)
Release of trapped earnings (see Note 23(a)(2))		-	711
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(9,119)	(1,907)	(5,579)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	5,908	(2,070)	448
Undistributed earnings	924	(260)	(461)
Taxes in respect of prior years	(942)	558	890
Uncertain tax positions	(811)	(2,293)	3,065
Other	1,620	678	(2,329)

Taxes on income	56,665	$46,075	$55,235

Schedule of Total Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula’s subsidiaries is as follows:

Balance as of January 1, 2023	$12,941
Decrease in tax positions	(1,556)
Increase in tax positions	1,573
Statue limitation	(2,115)
Balance as of December 31, 2023	$10,843
Decrease in tax positions	(1,041)
Increase in tax positions	2,412
Statue limitation	(2,522)
Balance as of December 31, 2024	$9,692